Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements
Schedule of fair value, assets and liabilities measured on recurring basis.

Description	Level	March 31, 2026	December 31, 2025
Assets:		$—	$—
Liabilities:
Warrant liability	3	$33,422	$29,244

Description	Level	2025	2024
Assets:		$—	$—
Liabilities:
Warrant liability	3	$29,244	$—

Schedule of changes in fair value of Level 3 financial assets and liabilities

Warrant liability
Fair value as of January 1, 2026	$29,244
Change in fair value	4,178
Fair value as of March 31, 2026	$33,422

Warrant liability
Fair value as of January 1, 2025	$—
Initial measurement at the Closing Date	83,556
Change in fair value	(54,312)
Fair value as of December 31, 2025	$29,244